Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Options Granted Under Plans	Weighted Average Exercise Price
Outstanding at December 31, 2019	656,107	$87.80
Granted	107,737	$159.83
Exercised	(193,417)	$68.19
Canceled	(16,681)	$92.21
Outstanding at December 31, 2020	553,746	$108.53
Assumed through business combinations *	2,177,130	$108.78
Granted	100,299	$177.76
Exercised	(1,065,529)	$111.29
Canceled/expired	(70,186)	$128.46
Outstanding at December 31, 2021	1,695,460	$110.38
Granted	108,643	$229.94
Exercised	(348,286)	$102.87
Canceled/expired	(77,698)	$143.08
Outstanding at December 31, 2022	1,378,119	$119.86
Vested and exercisable at December 31, 2022	1,047,803	$102.29
*Represents stock options issued as replacement awards in connection with the Merger.

Summary of Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2022:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

14.88 - 96.15	494,565	2.70	—	494,565	—
103.81 - 124.00	226,489	5.58	—	203,605	—
125.74 - 147.26	386,518	5.65	—	303,054	—
159.33 - 231.68	270,547	6.24	—	46,579	—

14.88 - 231.68	1,378,119	4.69	$119.86	1,047,803	$102.29

Summary of Weighted Average Fair Values and Assumptions Used	The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Weighted average fair value	$68.42	$49.15	$42.43

Assumptions:
Expected volatility	31%	30%	30%
Dividend yield	—%	—%	—%
Risk-free interest rate	1.86%	0.78%	0.57%
Expected life	5.0 years	5.0 years	5.0 years

The weighted average fair value of options assumed on the date of the Merger was calculated using the Black-Scholes option pricing model. The weighted average fair values on the date of the Merger and assumptions used were as follows:

July 1, 2021
Weighted average grant date fair value	$107.21
Assumptions:
Expected volatility	30%
Dividend yield	—%
Risk-free interest rate	0.56%
Expected life	3.5 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the year ended December 31, 2022:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	154,190	$160.23	572,785	$191.20

Granted	64,682	$229.79	302,307	$216.85
Shares vested	(46,087)	$140.48	(195,029)	$174.35
Forfeited	(20,365)	$185.90	(97,451)	$205.25

Outstanding at December 31, 2022	152,420	$192.29	582,612	$207.73

Schedule of Non-cash Stock Compensation Expense	Non-cash stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Direct costs	$22,854	$18,551	$8,557
Selling, general and administrative	47,669	41,457	17,714
Transaction and integration related *	—	73,836	—
Total compensation costs	$70,523	$133,844	$26,271
* Represents the post combination portion of the accelerated vesting of awards following the completion of the Merger